NON-RECOURSE BORROWINGS - Schedule of Repayments on Subsidiary Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	$ 16,897	$ 16,002
Deferred Financing Costs and Other on Subsidiary Borrowings	(99)
Less than 1 year
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	1,353
Two years from reporting date
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	1,598
2021
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	1,231
2022
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	2,513
2023
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	3,411
Thereafter
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	6,890
Total Principal repayments on Subsidiary Borrowings	16,996
Real Estate1 [Member]
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	4,225	5,382
Deferred Financing Costs and Other on Subsidiary Borrowings	(20)
Real Estate1 [Member] | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	364
Real Estate1 [Member] | Two years from reporting date
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	901
Real Estate1 [Member] | 2021
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	697
Real Estate1 [Member] | 2022
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	1,648
Real Estate1 [Member] | 2023
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	635
Real Estate1 [Member] | Thereafter
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Total Principal repayments on Subsidiary Borrowings	4,245
Infrastructure
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	4,947	4,541
Deferred Financing Costs and Other on Subsidiary Borrowings	(30)
Infrastructure | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	735
Infrastructure | Two years from reporting date
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	328
Infrastructure | 2021
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	510
Infrastructure | 2022
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	510
Infrastructure | 2023
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	364
Infrastructure | Thereafter
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	2,530
Total Principal repayments on Subsidiary Borrowings	4,977
Private Equity
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	1,558	2,278
Deferred Financing Costs and Other on Subsidiary Borrowings	(6)
Private Equity | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	60
Private Equity | Two years from reporting date
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	5
Private Equity | 2021
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	24
Private Equity | 2022
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	9
Private Equity | 2023
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	1,466
Private Equity | Thereafter
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Total Principal repayments on Subsidiary Borrowings	1,564
Renewable Power and Transition
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	3,688	3,801
Deferred Financing Costs and Other on Subsidiary Borrowings	(22)
Renewable Power and Transition | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	194
Renewable Power and Transition | Two years from reporting date
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	364
Renewable Power and Transition | 2021
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
Renewable Power and Transition | 2022
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	346
Renewable Power and Transition | 2023
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	346
Renewable Power and Transition | Thereafter
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	2,460
Total Principal repayments on Subsidiary Borrowings	3,710
The Corporation
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	2,479	$ 0
Deferred Financing Costs and Other on Subsidiary Borrowings	(21)
The Corporation | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
The Corporation | Two years from reporting date
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
The Corporation | 2021
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
The Corporation | 2022
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	0
The Corporation | 2023
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	600
The Corporation | Thereafter
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	1,900
Total Principal repayments on Subsidiary Borrowings	$ 2,500